GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Major Customers as Percentage of Total Sales)(Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	100.00%	100.00%	100.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	1.00%	6.00%	17.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	10.00%	3.00%	8.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	41.00%	29.00%	24.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	5.00%	5.00%	13.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	6.00%	8.00%	15.00%
Customer F [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	11.00%	9.00%
Others [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	26.00%	40.00%	23.00%